Stockholders' Equity (Deficit) - Summary of Warrant Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Class of Warrant or Right [Line Items]
Warrants Outstanding and Exercisable, Beginning Balance	851,860	667,740	662,361
Warrants Outstanding and Exercisable, Issued	3,652,826	806,201	13,992
Warrants Outstanding and Exercisable, Exercised	(139,356)
Warrants Outstanding and Exercisable, Cancelled	(1,365,960)	(909)
Warrants Outstanding And Exercisable, Expired		(621,172)	(8,613)
Warrants Outstanding and Exercisable, Ending Balance	3,589,911	851,860	667,740
Exercise Price Per Share, Issued		$ 7.45	$ 8.25
Exercise Price Per Share, Exercised	$ 0.0001
Exercise Price Per Share, Cancelled	5.16	8.25
Exercise Price Per Share, Expired			12.21
Weighted Average Strike Price Per Share, Beginning Balance	9	18.26	18.39
Weighted Average Strike Price Per Share, Issued	4.09	9	8.25
Weighted Average Strike Price Per Share, Exercised	0.0001
Weighted Average Strike Price Per Share, Cancelled	5.16	8.25
Weighted Average Strike Price Per Share, Expired		18.96	12.21
Weighted Average Strike Price Per Share, Ending Balance	$ 4.32	$ 9	18.26
Previously Reported
Class of Warrant or Right [Line Items]
Warrants Outstanding and Exercisable, Beginning Balance	1,442,401
Warrants Outstanding and Exercisable, Ending Balance		1,442,401
Weighted Average Strike Price Per Share, Beginning Balance	$ 9
Weighted Average Strike Price Per Share, Ending Balance		$ 9
Minimum
Class of Warrant or Right [Line Items]
Exercise Price Per Share, Beginning Balance	3.47	3.47	3.47
Exercise Price Per Share, Issued	0.0001
Exercise Price Per Share, Expired		9.9
Exercise Price Per Share, Ending Balance	0.0001	3.47	3.47
Minimum | Previously Reported
Class of Warrant or Right [Line Items]
Exercise Price Per Share, Beginning Balance	3.47
Exercise Price Per Share, Ending Balance		3.47
Maximum
Class of Warrant or Right [Line Items]
Exercise Price Per Share, Beginning Balance	15.18	49.5	49.5
Exercise Price Per Share, Issued	4.25
Exercise Price Per Share, Expired		49.5
Exercise Price Per Share, Ending Balance	15.18	15.18	$ 49.5
Maximum | Previously Reported
Class of Warrant or Right [Line Items]
Exercise Price Per Share, Beginning Balance	$ 15.18
Exercise Price Per Share, Ending Balance		$ 15.18